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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Communication Services - 3.0%
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	33,000	$1,987,920

Consumer Discretionary - 6.4%
Multi-Line Retail - 1.9%
Kohl's Corporation	26,100	1,226,961

Textiles, Apparel & Luxury Goods - 4.5%
Compagnie Financiere Richemont S.A. (a)	24,000	1,819,557
LVMH Moet Hennessy Louis Vuitton SE (a)	2,480	1,110,185
		2,929,742
Consumer Staples - 17.7%
Beverages - 7.2%
Anheuser-Busch InBev S.A./N.V. - ADR	18,850	1,495,748
Diageo plc - ADR	10,897	1,781,006
PepsiCo, Inc.	10,250	1,392,257
		4,669,011
Food Products - 4.4%
Danone S.A. (a)	11,610	955,199
Nestlé S.A. - ADR	18,730	1,946,796
		2,901,995
Household Products - 4.1%
Procter & Gamble Company (The)	14,250	1,739,355
Reckitt Benckiser Group plc (a)	12,150	953,687
		2,693,042
Personal Products - 2.0%
Unilever plc - ADR	21,400	1,273,086

Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
BP plc - ADR	29,800	1,115,116
ConocoPhillips	26,700	1,600,398
ONEOK, Inc.	18,460	1,311,583
Royal Dutch Shell plc - Class B - ADR	19,440	1,119,938
		5,147,035

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 10.7%
Banks - 8.1%
BNP Paribas S.A.	28,900	$1,622,819
Citigroup, Inc.	20,000	1,502,400
SunTrust Banks, Inc.	30,600	2,167,704
		5,292,923
Insurance - 2.6%
Allianz SE (a)	7,240	1,731,402

Health Care - 15.7%
Biotechnology - 1.1%
Amgen, Inc.	3,000	704,160

Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	12,300	1,051,035
Koninklijke Philips N.V.	38,600	1,794,128
		2,845,163
Pharmaceuticals - 10.3%
Johnson & Johnson	15,525	2,134,532
Novartis AG - ADR	20,000	1,846,000
Novo Nordisk A/S - ADR	17,000	954,550
Sanofi - ADR	38,365	1,790,878
		6,725,960
Industrials - 9.3%
Aerospace & Defense - 3.0%
United Technologies Corporation	13,450	1,995,173

Air Freight & Logistics - 1.8%
Deutsche Post AG (a)	32,500	1,211,510

Electrical Equipment - 2.8%
Eaton Corporation plc	19,639	1,816,608

Machinery - 1.7%
Cummins, Inc.	5,930	1,084,360

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 13.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	38,900	$1,762,559

Electronic Equipment, Instruments & Components - 2.1%
Corning, Inc.	46,500	1,350,360

Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	5,575	1,762,871
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	37,300	1,980,257
		3,743,128
Software - 3.2%
Microsoft Corporation	13,950	2,111,751

Materials - 4.0%
Chemicals - 4.0%
Air Liquide S.A. (a)	13,255	1,796,945
Dow, Inc.	15,000	800,550
		2,597,495
Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
CoreSite Realty Corporation	5,300	600,967
Crown Castle International Corporation	12,865	1,719,536
		2,320,503
Utilities - 2.5%
Multi-Utilities - 2.5%
Dominion Energy, Inc.	20,000	1,662,200

Total Common Stocks (Cost $50,824,275)		$61,784,047

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class Z, 1.52% (b) (Cost $3,450,674)	3,450,674	$3,450,674

Investments at Value - 99.8% (Cost $54,274,949)		$65,234,721

Other Assets in Excess of Liabilities - 0.2%		119,580

Net Assets - 100.0%		$65,354,301

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 2).
(b)	The rate shown is the 7-day effective yield as of November 30, 2019.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

November 30, 2019 (Unaudited)

Country	Value	% of Net Assets
United States	$34,417,310	52.7%
France	7,276,026	11.1%
United Kingdom	6,242,833	9.5%
Switzerland	5,612,353	8.6%
Germany	2,942,912	4.5%
Taiwan Province of China	1,980,257	3.0%
Ireland	1,816,608	2.8%
Belgium	1,495,748	2.3%
	$61,784,047	94.5%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$52,205,562	$9,578,485	$-	$61,784,047
Money Market Funds	3,450,674	-	-	3,450,674
Total	$55,656,236	$9,578,485	$-	$65,234,721

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$54,281,639

Gross unrealized appreciation	$11,401,594
Gross unrealized depreciation	(448,512)
Net unrealized appreciation	$10,953,082

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 13.5%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	7,700	$463,848

Entertainment - 3.2%
Walt Disney Company (The)	4,500	682,110

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class C (a)	535	698,154
Facebook, Inc. - Class A (a)	2,800	564,592
		1,262,746
Media - 2.1%
Comcast Corporation - Class A	10,000	441,500

Consumer Discretionary - 14.6%
Hotels, Restaurants & Leisure - 2.7%
Royal Caribbean Cruises Ltd.	1,835	220,237
Starbucks Corporation	4,150	354,534
		574,771
Household Durables - 0.5%
Lennar Corporation - Class A	1,900	113,335

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	400	720,320

Multi-Line Retail - 2.1%
Dollar General Corporation	2,800	440,608

Specialty Retail - 4.3%
AutoZone, Inc. (a)	345	406,382
CarMax, Inc. (a)	3,175	308,801
Home Depot, Inc. (The)	825	181,921
		897,104
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	3,500	327,215

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 4.0%
Beverages - 1.7%
PepsiCo, Inc.	2,600	$353,158

Food Products - 1.1%
Mondelēz International, Inc. - Class A	4,400	231,176

Personal Products - 1.2%
Estée Lauder Companies, Inc. (The) - Class A	1,300	254,111

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Cabot Oil & Gas Corporation	12,000	191,280
ConocoPhillips	2,800	167,832
Enbridge, Inc.	6,306	239,628
Exxon Mobil Corporation	1,050	71,536
Williams Companies, Inc. (The)	12,600	286,272
		956,548
Financials - 11.8%
Banks - 7.1%
Bank of America Corporation	24,440	814,341
JPMorgan Chase & Company	5,120	674,611
		1,488,952
Capital Markets - 1.4%
Morgan Stanley	6,000	296,880

Insurance - 3.3%
Marsh & McLennan Companies, Inc.	6,500	702,455

Health Care - 13.8%
Health Care Equipment & Supplies - 4.6%
Danaher Corporation	4,150	605,817
Medtronic plc	3,200	356,448
		962,265
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	1,125	314,854

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 13.8% (Continued)
Life Sciences Tools & Services - 5.9%
Illumina, Inc. (a)	1,750	$561,330
PerkinElmer, Inc.	3,350	311,215
Thermo Fisher Scientific, Inc.	1,200	376,740
		1,249,285
Pharmaceuticals - 1.8%
Eli Lilly & Company	2,300	269,905
Pfizer, Inc.	3,000	115,560
		385,465
Industrials - 5.0%
Air Freight & Logistics - 1.4%
FedEx Corporation	1,800	288,090

Machinery - 2.2%
Lincoln Electric Holdings, Inc.	3,350	309,071
Oshkosh Corporation	1,650	149,259
		458,330
Road & Rail - 1.4%
CSX Corporation	4,300	307,622

Information Technology - 22.0%
IT Services - 2.8%
Visa, Inc. - Class A	3,200	590,432

Semiconductors & Semiconductor Equipment - 3.3%
Xilinx, Inc.	7,400	686,572

Software - 11.8%
Adobe, Inc. (a)	2,400	742,872
Microsoft Corporation	6,750	1,021,815
salesforce.com, Inc. (a)	4,500	733,005
		2,497,692
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	3,200	855,200

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 1.6%
Chemicals - 1.6%
Sherwin-Williams Company (The)	595	$346,962

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corporation	1,600	342,448
Prologis, Inc.	2,400	219,720
Simon Property Group, Inc.	550	83,166
		645,334
Utilities - 2.6%
Electric Utilities - 1.6%
Duke Energy Corporation	3,700	326,229

Independent Power and Renewable Electricity Producers - 1.0%
AES Corporation	11,400	215,574

Investments at Value - 96.5% (Cost $15,177,177)		$20,336,743

Other Assets in Excess of Liabilities - 3.5%		745,453

Net Assets - 100.0%		$21,082,196

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,336,743	$-	$-	$20,336,743

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$15,177,177

Gross unrealized appreciation	$5,499,320
Gross unrealized depreciation	(339,754)
Net unrealized appreciation	$5,159,566

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES - 91.0%	Coupon	Maturity	Par Value	Value
Commercial - 91.0%
AREIT CRE Trust, Series 2018-CRE2, Class B, 144A (1MO LIBOR + 140) (a)	3.289%	11/14/35	$748,805	$748,804
BX Trust, Series 2017-SLCT, Class C, 144A (1MO LIBOR + 140) (a)	3.314%	07/15/34	1,692,991	1,692,962
BX Trust, Series 2017-SLCT, Class D, 144A (1MO LIBOR + 205) (a)	3.963%	07/15/34	549,100	549,091
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4 (a)	3.038%	11/10/52	1,000,000	1,035,960
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 144A	3.357%	04/10/29	500,000	504,505
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%	05/10/58	13,999	13,934
Colony American Finance Ltd., Series 2015-1, Class C, 144A	4.833%	10/15/47	120,000	120,965
Colony American Finance Ltd., Series 2016-1, Class A, 144A	2.544%	06/15/48	296,772	296,199
Colony American Finance Ltd., Series 2016-1, Class C, 144A	4.638%	06/15/48	250,000	252,629
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.063%	12/10/44	600,000	620,851
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	212,000	217,652
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, 144A (a)	3.684%	05/10/48	1,040,000	1,043,641
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A (a)	3.684%	05/10/48	1,531,000	1,532,852
Goldman Sachs Mortgage Securities Trust, Series 2018-HART, Class C, 144A (1MO LIBOR + 170) (a)	3.465%	10/15/31	500,000	497,977
Home Partners of America Trust, Series 2017-1, Class B, 144A (1MO LIBOR + 135) (a)	3.239%	07/17/34	300,000	300,104

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 91.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 91.0% (Continued)
Hudson's Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 144A (1MO LIBOR + 158) (a)	3.897%	08/05/34	$1,350,000	$1,351,625
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT, Class DFL, 144A (1MO LIBOR + 225) (a)	4.240%	07/05/23	790,000	790,743
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-PKMD, Class MRC, 144A (a)	2.857%	11/14/27	400,000	399,574
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-909, Class D, 144A (a)	3.898%	05/01/31	625,000	630,292
Latitude Management Real Estate Capital, Series 2016-CRE2, Class A, 144A (1MO LIBOR + 170) (a)	3.550%	11/24/31	235,845	235,937
Latitude Management Real Estate Capital, Series 2015-CR1I, Class BR (1MO LIBOR + 225) (a)	4.072%	02/22/32	732,000	729,771
LoanCore Capital Credit Advisor, LLC, Series 2018-CRE1, Class A, 144A (1MO LIBOR + 113) (a)	2.895%	05/15/28	500,000	500,255
Marathon CRE Issuer Ltd., Series 2018-FL1, Class A, 144A (1MO LIBOR + 115) (a)	3.063%	06/15/28	1,000,000	1,000,900
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A (a)	3.348%	11/15/34	67,925	68,221
Morgan Stanley Capital I Trust, IO, Series 2014-CPT, Class XA, 144A (a)	0.089%	07/13/29	35,000,000	59,850
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A (a)	1.060%	06/15/40	2,617,467	14,207
MTRO Commercial Mortgage Trust, IO, Series 2019-TECI, Class XCP (a)	0.510%	12/15/33	36,000,000	5,908
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	3.989%	11/11/34	1,134,112	1,134,808

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 91.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 91.0% (Continued)
VNO Mortgage Trust, Series 2013-PENN, Class B, 144A (a)	3.947%	12/13/29	$500,000	$505,044
VNO Mortgage Trust, Series 2013-PENN, Class D, 144A (a)	3.947%	12/13/29	500,000	503,776
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 144A (a)	2.710%	03/18/28	1,030,000	1,027,892
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.142%	10/15/45	882,000	918,405
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3FL, 144A (1MO LIBOR + 100) (a)	2.918%	06/15/49	2,500,000	2,509,675
Total Mortgage-Backed Securities (Cost $21,791,823)				$21,815,009

CORPORATE BONDS - 4.6%	Coupon	Maturity	Par Value	Value
Financials - 4.6%
Starwood Property Trust, Inc. (Cost $1,089,766)	3.625%	02/01/21	$1,100,000	$1,108,250

COMMON STOCKS - 1.2%			Shares	Value
Financials - 1.2%
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
New Residential Investment Corporation (Cost $311,890)			18,828	$291,834

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.53% (b) (Cost $646,020)	646,020	$646,020

Total Investments at Value - 99.5% (Cost $23,839,499)		$23,861,113

Other Assets in Excess of Liabilities - 0.5%		122,903

Net Assets - 100.0%		$23,984,016

144A	- This security was purchased in a transaction exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,272,528 as of November 30, 2019, representing 76.2% of net assets (Note 5).
LIBOR	- London interbank offered rate. The 1MO LIBOR rate is 1.70% as of November 30, 2019.
IO	- Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
November 30, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Swap Futures
10-Year USD Deliverable Interest Rate Swap Future	11	12/16/2019	$1,077,828	$2,715
5-Year USD Deliverable Interest Rate Swap Future	5	12/16/2019	496,797	4,126
Total Futures Contracts Sold Short			$1,574,625	$6,841

For the period ended November 30, 2019, the average monthly notional amount of futures contracts sold short was ($1,008,687).

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2019 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in other open-end investment companies are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including mortgage-backed securities and corporate bonds, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and corporate bonds, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$21,815,009	$-	$21,815,009
Corporate Bonds	-	1,108,250	-	1,108,250
Common Stocks	291,834	-	-	291,834
Money Market Funds	646,020	-	-	646,020
Total	$937,854	$22,923,259	$-	$23,861,113

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$6,841	$-	$-	$6,841

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$23,839,499
Gross unrealized appreciation	$98,275
Gross unrealized depreciation	(76,661)
Net unrealized appreciation on investments	$21,614

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real estate property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of November 30, 2019, the Fund had 91.0% of the value of its net assets invested in CMBS.

5. Risks Associated with Privately Placed Securities

Privately placed securities are securities that rely on exemptions from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on the purchase and resale. These securities may be purchased under a variety of exemptions, including, but not limited to, Rule 144A. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. Under other exemptions, privately placed securities may be sold to other types of qualified buyers. An insufficient number of QIBs, or other qualified buyers, interested in purchasing privately placed securities at a particular time could adversely affect the marketability of securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2019, the Fund had 76.2% of the value of its net assets invested in privately placed securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS - 76.5%	Shares	Value
Consumer Discretionary - 22.2%
Diversified Consumer Services - 2.0%
Strategic Education, Inc.	17,651	$2,501,853

Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	5,001	4,070,414

Household Durables - 2.4%
NVR, Inc. (a)	799	3,029,720

Specialty Retail - 14.6%
AutoZone, Inc. (a)	7,098	8,360,876
O'Reilly Automotive, Inc. (a)	12,940	5,723,103
Ross Stores, Inc.	40,045	4,651,227
		18,735,206
Financials - 23.7%
Capital Markets - 15.0%
Goldman Sachs Group, Inc. (The)	23,683	5,242,232
Moody's Corporation	61,274	13,888,977
		19,131,209
Insurance - 8.7%
Arch Capital Group Ltd. (a)	266,074	11,167,126

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Waters Corporation (a)	3,636	807,447

Industrials - 19.8%
Air Freight & Logistics - 3.7%
Expeditors International of Washington, Inc.	62,956	4,706,591

Machinery - 9.3%
Cummins, Inc.	30,016	5,488,726
Deere & Company	37,890	6,367,414
		11,856,140

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.5% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Road & Rail - 2.4%
Union Pacific Corporation	17,781	$3,129,278

Trading Companies & Distributors - 4.4%
Fastenal Company	159,918	5,680,287

Information Technology - 10.2%
IT Services - 10.2%
Mastercard, Inc. - Class A	24,128	7,050,925
Visa, Inc. - Class A	32,709	6,035,138
		13,086,063

Total Common Stocks (Cost $81,323,231)		$97,901,334

MONEY MARKET FUNDS - 24.0%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 1.51% (b)	16,477,171	$16,477,171
Vanguard Treasury Money Market Fund, 1.67% (b)	14,245,062	14,245,062
Total Money Market Funds (Cost $30,722,233)		$30,722,233

Investments at Value - 100.5% (Cost $112,045,464)		$128,623,567

Liabilities in Excess of Other Assets - (0.5%)		(697,404)

Net Assets - 100.0%		$127,926,163

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,901,334	$-	$-	$97,901,334
Money Market Funds	30,722,233	-	-	30,722,233
Total	$128,623,567	$-	$-	$128,623,567

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$112,048,087

Gross unrealized appreciation	$16,843,556
Gross unrealized depreciation	(268,076)
Net unrealized appreciation	$16,575,480

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Communication Services - 7.1%
Entertainment - 1.4%
Walt Disney Company (The)	4,900	$742,742

Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A (a) (b)	1,360	1,773,562
Facebook, Inc. - Class A (a) (b)	6,850	1,381,234
		3,154,796
Consumer Discretionary - 16.8%
Auto Components - 1.2%
BorgWarner, Inc.	16,100	677,005

Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a) (b)	1,420	1,155,766

Household Durables - 2.3%
Mohawk Industries, Inc. (a) (b)	9,200	1,282,204

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a) (b)	935	1,683,748

Specialty Retail - 8.1%
Home Depot, Inc. (The)	6,354	1,401,121
Lowe's Companies, Inc.	12,500	1,466,375
Ross Stores, Inc.	13,700	1,591,255
		4,458,751
Consumer Staples - 2.2%
Food & Staples Retailing - 2.2%
Sysco Corporation	14,964	1,205,350

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Kinder Morgan, Inc.	24,260	475,739
Pioneer Natural Resources Company	6,984	892,835
Suncor Energy, Inc.	15,833	497,156
		1,865,730
Financials - 11.5%
Banks - 5.1%
Bank of America Corporation (b)	29,712	990,004

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Financials - 11.5% (Continued)
Banks - 5.1% (Continued)
Citigroup, Inc.	12,240	$919,469
JPMorgan Chase & Company	6,864	904,401
		2,813,874
Capital Markets - 3.7%
BlackRock, Inc.	1,829	905,190
Goldman Sachs Group, Inc. (The) (b)	5,016	1,110,292
		2,015,482
Consumer Finance - 1.5%
American Express Company (b)	7,002	841,080

Insurance - 1.2%
American International Group, Inc.	12,504	658,461

Health Care - 14.0%
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	2,951	654,384

Health Care Equipment & Supplies - 6.7%
Abbott Laboratories	5,976	510,649
Danaher Corporation	4,500	656,910
Edwards Lifesciences Corporation (a) (b)	5,328	1,305,040
Medtronic plc	10,836	1,207,022
		3,679,621
Health Care Providers & Services - 4.6%
AmerisourceBergen Corporation	6,600	580,206
CVS Health Corporation	12,400	933,348
UnitedHealth Group, Inc. (b)	3,666	1,026,004
		2,539,558
Pharmaceuticals - 1.5%
Elanco Animal Health, Inc. (a)	29,400	814,674

Industrials - 7.4%
Air Freight & Logistics - 2.3%
FedEx Corporation	3,768	603,068
United Parcel Service, Inc. - Class B (b)	5,710	683,658
		1,286,726

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Industrials - 7.4% (Continued)
Airlines - 1.4%
Southwest Airlines Company (b)	13,308	$767,073

Commercial Services & Supplies - 1.2%
Waste Management, Inc.	5,700	643,587

Construction & Engineering - 0.8%
Fluor Corporation	24,720	431,117

Machinery - 1.7%
Deere & Company	5,646	948,810

Information Technology - 28.5%
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	3,420	667,345
Cisco Systems, Inc. (b)	19,250	872,218
		1,539,563
IT Services - 11.0%
Fiserv, Inc. (a)	7,900	918,296
Mastercard, Inc. - Class A (b)	7,441	2,174,483
PayPal Holdings, Inc. (a)	9,050	977,491
Visa, Inc. - Class A (b)	10,629	1,961,157
		6,031,427
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc. (b)	13,955	1,576,217
Xilinx, Inc.	8,809	817,299
		2,393,516
Software - 7.0%
Microsoft Corporation (b)	13,930	2,108,723
Oracle Corporation	15,059	845,412
salesforce.com, Inc. (a)	5,446	887,099
		3,841,234
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc. (b)	6,928	1,851,508

Materials - 3.0%
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	9,600	728,640

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Materials - 3.0% (Continued)
Metals & Mining - 1.7%
Newmont Mining Corporation	24,630	$945,792

Total Common Stocks (Cost $42,918,107)		$51,652,219

MONEY MARKET FUNDS - 8.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.53% (c) (Cost $4,834,104)	4,834,104	$4,834,104

Investments at Value - 102.7% (Cost $47,752,211)		$56,486,323

Liabilities in Excess of Other Assets - (2.7%)		(1,471,835)

Net Assets - 100.0%		$55,014,488

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2019 was $18,470,979.
(c)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2019 (Unaudited)

COMMON STOCKS - 33.4%	Shares	Value
Consumer Discretionary - 3.8%
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corporation	2,950	$573,716
Starbucks Corporation	9,740	832,088
		1,405,804
Specialty Retail - 1.3%
O'Reilly Automotive, Inc.	1,590	703,225

Consumer Staples - 1.5%
Household Products - 1.5%
Procter & Gamble Company (The)	6,834	834,158

Energy - 1.9%
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	12,478	493,255

Oil, Gas & Consumable Fuels - 1.0%
Exxon Mobil Corporation	8,160	555,941

Financials - 4.2%
Capital Markets - 2.5%
Charles Schwab Corporation (The)	10,021	496,040
T. Rowe Price Group, Inc.	7,191	888,520
		1,384,560
Consumer Finance - 1.7%
Capital One Financial Corporation	9,092	909,291

Health Care - 5.1%
Health Care Providers & Services - 2.7%
Anthem, Inc.	2,082	600,990
DaVita, Inc.	12,410	890,666
		1,491,656
Pharmaceuticals - 2.4%
Pfizer, Inc.	13,700	527,724
Zoetis, Inc.	6,450	777,354
		1,305,078
Industrials - 6.3%
Industrial Conglomerates - 2.7%
3M Company	5,023	852,755

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 33.4% (Continued)	Shares	Value
Industrials - 6.3% (Continued)
Industrial Conglomerates - 2.7% (Continued)
General Electric Company	55,928	$630,309
		1,483,064
Road & Rail - 3.6%
Norfolk Southern Corporation	3,400	657,900
Union Pacific Corporation	4,470	786,675
Werner Enterprises, Inc.	14,220	522,727
		1,967,302
Information Technology - 10.6%
IT Services - 1.5%
Accenture plc - Class A	3,963	797,197

Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	9,950	576,105
Texas Instruments, Inc.	6,500	781,365
		1,357,470
Software - 5.0%
Adobe, Inc.	2,980	922,400
Autodesk, Inc.	5,598	1,012,678
VMware, Inc. - Class A	5,378	836,924
		2,772,002
Technology Hardware, Storage & Peripherals - 1.6%
Hewlett Packard Enterprise Company	56,100	888,063

Total Securities Sold Short - 33.4% (Proceeds $16,189,931)		$18,348,066

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$51,652,219	$-	$-	$51,652,219
Money Market Funds	4,834,104	-	-	4,834,104
Total	$56,486,323	$-	$-	$56,486,323

Other Financial Instruments:
Common Stocks – Sold Short	$(18,348,066)	$-	$-	$(18,348,066)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended November 30, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments and securities sold short	$31,580,728

Gross unrealized appreciation	$10,507,468
Gross unrealized depreciation	(3,949,939)
Net unrealized appreciation	$6,557,529

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2019, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	28.5%	(10.6%)	17.9%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	January 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	January 15, 2020

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer
Date	January 15, 2020

*	Print the name and title of each signing officer under his or her signature.